Share-Based Payments - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Share-based compensation expenses	$ 479	$ 942	$ 1,379
Research and development expenses
Share-Based Compensation
Share-based compensation expenses	377	760	1,051
General and administrative expense
Share-Based Compensation
Share-based compensation expenses	$ 102	$ 182	$ 328